Cover	12 Months Ended
Sep. 29, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	QUALCOMM INC/DE
Entity Central Index Key	0000804328